Changes in the Group - Acquisitions (Details) £ in Millions, $ in Millions	Jul. 15, 2024 USD ($)	Aug. 30, 2025 USD ($)	Aug. 30, 2025 GBP (£)	Jul. 15, 2024 GBP (£)
Charlie’s Holdings Inc. Intellectual Property
Disclosure Of Business Combinations [Line Items]
Fair value total		$ 7.5	£ 6.0
Contingent consideration recognised as of acquisition date		$ 4.2	£ 3.0
Beni Oral Nicotine LLC
Disclosure Of Business Combinations [Line Items]
Fair value total	$ 30.0			£ 23.0
Contingent consideration recognised as of acquisition date	$ 200.0			£ 160.0
Contingent consideration subject to milestones, term	5 years